Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net Consisted

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	US$’000	US$’000
Accounts receivable – third parties	17,519	22,399
Less: Allowance for doubtful accounts	—	—
Accounts receivable, net	17,519	22,399

Schedule of Ageing Analysis of Accounts Receivable, Net

As of the end of each of the financial year, the ageing analysis of accounts receivable, net of allowance for doubtful accounts, based on the invoice date is as follows:

	As of December 31,
	2024	2025
	US$’000	US$’000
Within 90 days	17,519	22,399
	17,519	22,399